SCHWABFUNDS(REGISTRATION MARK)
                                                  [GRAPHIC OMITTED]

                SCHWAB
                INSTITUTIONAL ADVANTAGE
                MONEY FUND(REGISTRATION MARK)

                SCHWAB
                RETIREMENT MONEY FUND(REGISTRATION MARK)



                Semiannual Report
                June 30, 1999

Dear Shareholder:

We're pleased to bring you this semiannual report on the performance for the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) for the six-month period ended June 30, 1999. During the reporting period, the funds continued to provide investors with current income consistent with the preservation of capital. By the end of the six-month period, the Schwab Institutional Advantage Money Fund's net assets were more than $435 million and the Schwab Retirement Money Fund's net assets were more than $245 million.

FUND PERFORMANCE

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
YIELD SUMMARY AS OF 6/30/99 1
-------------------------------------------------------------------
Seven-Day Current Yield                                       4.58%
-------------------------------------------------------------------
Seven-Day Effective Yield                                     4.68%
-------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
YIELD SUMMARY AS OF 6/30/99
-------------------------------------------------------------------
Seven-Day Current Yield                                       4.37%
-------------------------------------------------------------------
Seven-Day Effective Yield                                     4.47%
-------------------------------------------------------------------

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

This report contains a complete list of holdings for both the Schwab Institutional Advantage Money Fund and the Schwab Retirement Money Fund as of June 30, 1999.

We appreciate your confidence in SchwabFunds(REGISTRATION MARK) and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,

/S/CHARLES R. SCHWAB

Charles R. Schwab
Chairman
The Charles Schwab Family of Funds

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, as of 6/30/99, the seven-day current yield would have been 4.41%, and the seven-day effective yield would have been 4.51%.

PORTFOLIO HIGHLIGHTS
SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99 2

----------------------------------------------------
Last seven days                                4.58%
----------------------------------------------------
Last three months                              4.52%
----------------------------------------------------
Last 12 months                                 4.82%
----------------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                  3/31/99          6/30/99
--------------------------------------------------------------------------------
0-15 days                                         28.7%           24.1%
--------------------------------------------------------------------------------
16-30 days                                         9.3%           20.6%
--------------------------------------------------------------------------------
31-60 days                                        12.3%           22.3%
--------------------------------------------------------------------------------
61-90 days                                        21.2%           16.4%
--------------------------------------------------------------------------------
91-120 days                                       14.6%            3.4%
--------------------------------------------------------------------------------
More than 120 days                                13.9%           13.2%
--------------------------------------------------------------------------------
Weighted average                                65 days         67 days
--------------------------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                PERCENTAGE OF TOTAL INVESTMENTS: 6/30/99
-----------------------------------------------------------------------
Tier 1                                          100.0%
-----------------------------------------------------------------------




2 A portion of the fund's expenses was reduced during the periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS
SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)

AVERAGE YIELDS FOR THE PERIOD ENDED 6/30/99
----------------------------------------------
Last seven days                         4.37%
----------------------------------------------
Last three months                       4.31%3
----------------------------------------------
Last 12 months                          4.60%3
----------------------------------------------

MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                  3/31/99          6/30/99
--------------------------------------------------------------------------------
0-15 days                                         27.9%           26.0%
--------------------------------------------------------------------------------
16-30 days                                         9.4%           21.2%
--------------------------------------------------------------------------------
31-60 days                                         4.3%           21.0%
--------------------------------------------------------------------------------
61-90 days                                        26.5%           17.8%
--------------------------------------------------------------------------------
91-120 days                                       16.0%            1.3%
--------------------------------------------------------------------------------
More than 120 days                                15.9%           12.7%
--------------------------------------------------------------------------------
Weighted average                                70 days         67 days
--------------------------------------------------------------------------------


PORTFOLIO QUALITY

SEC TIER RATING                PERCENTAGE OF TOTAL INVESTMENTS: 6/30/99

--------------------------------------------------------------------------------
Tier 1                                          100.0%
--------------------------------------------------------------------------------




3 A portion of the fund's expenses was reduced during the periods. Without this reduction, yields would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (unaudited)

                                            Par        Value
                                           -------    -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 76.1%

BANKING - BELGIUM -- 6.4% (a)
BBL North America
           4.88%, 07/21/99                 $19,000    $18,949
Generale Funding L.L.C
           5.21%, 12/10/99                   9,000      8,795
                                                      -------
                                                       27,744
                                                      -------
BANKING - DOMESTIC -- 5.9%
BankAmerica Corp.
           4.91%, 08/05/99                   5,000      4,977
Intrepid Funding Master Trust (a)(d)
           4.92%, 07/09/99                   1,000        999
           5.24%, 10/05/99                  10,000      9,862
Kitty Hawk Funding Corp. (a)(d)
           4.98%, 08/16/99                  10,000      9,938
                                                      -------
                                                       25,776
                                                      -------
BANKING - FRANCE -- 1.4%
Societe Generale North America
           4.93%, 07/08/99                   5,980      5,974
                                                      -------
Banking - Germany -- 6.2% (a) (d)
Bavaria TRR Corp.
           4.90%, 07/19/99                  12,000     11,971
Giro US Funding Corp.
           4.94%, 08/17/99                  10,000      9,937
           5.24%, 10/05/99                   5,000      4,931
                                                      -------
                                                       26,839
                                                      -------
BANKING - NETHERLANDS -- 4.1% (d)
Atlantis One Funding Corp.
           4.93%, 08/18/99                   5,098      5,065
           4.97%, 08/24/99                   3,000      2,978
           4.97%, 08/26/99                   7,518      7,461
           4.90%, 09/01/99                   2,500      2,480
                                                      -------
                                                       17,984
                                                      -------
BANKING - NORWAY -- 3.4% (a)
Christiania Capital Corp.
           4.90%, 08/10/99                  15,000     14,920
                                                      -------
BANKING - SWEDEN -- 5.7%
AB Spintab
           4.93%, 07/26/99                   6,000      5,980
           4.92%, 07/27/99                   1,000        997
           5.05%, 09/10/99                   8,000      7,922
Nordbanken of North America, Inc.
           4.92%, 07/12/99                  10,000      9,985
                                                      -------
                                                       24,884
                                                      -------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                             Par       Value
                                           -------    -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (Continued)

BANKING - UNITED KINGDOM -- 5.2%
Abbey National Treasury Services PLC
           5.20%, 05/04/00                 $10,000    $ 9,994
Banco Nacional de Mexico S.A. (d)
           4.99%, 09/14/99                  10,000      9,898
Repeat Offering Securitization Entity, Inc. (a) (d)
           4.90%, 07/22/99                   2,593      2,586
                                                      -------
                                                       22,478
                                                      -------
CREDIT CARD RECEIVABLES -- 6.3% (a) (e)
Dakota Certificates Program SCCMT-1
           4.91%, 07/07/99                  10,000      9,992
           5.17%, 09/24/99                  11,000     10,867
Providian Department Master
  Trust Series 1993-3
           4.91%, 07/16/99                   6,500      6,487
                                                      -------
                                                       27,346
                                                      -------
DIVERSIFIED FINANCIAL ASSETs -- 12.7% (a) (e)
Ace Overseas Corp.
           4.89%, 08/02/99                   7,000      6,970
                                                      -------
Bavaria Universal Funding Corp.
           4.90%, 07/16/99                   7,000      6,986
CC (USA), Inc.
           4.90%, 08/02/99                   5,000      4,979
Concord Minutemen Capital Co.,
  LLC Series A
           5.10%, 08/20/99                   7,000      6,951
Lexington Parker Capital Corp.
           5.19%, 09/07/99                  13,000     12,874
Moriarty L.L.C
           4.90%, 07/12/99                   3,000      2,996
Sigma Finance, Inc.
           5.01%, 07/15/99                   5,000      4,990
           4.90%, 08/10/99                   3,000      2,984
           5.01%, 11/17/99                   1,000        981
Stellar Funding Group, Inc.
           4.92%, 07/06/99                   1,000        999
           4.89%, 07/22/99                   3,893      3,882
                                                      -------
                                                       55,592
                                                      -------
FINANCE - COMMERCIAL -- 7.2%
General Electric Capital Corp.
           5.63%, 07/01/99                  19,566     19,566
Heller Financial, Inc.
           5.00%, 07/16/99                   2,000      1,996
           5.00%, 07/30/99                  10,000      9,960
                                                      -------
                                                       31,522
                                                      -------
FINANCE - CONSUMER -- 3.2%
Associates First Capital Corp.
           5.04%, 09/15/99                  14,000     13,853
                                                      -------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                             Par        Value
                                           -------    -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (CONTINUED)

SECURITIES BROKERAGE - DEALER -- 2.5%
Bear Stearns Companies, Inc.
           4.93%, 07/14/99                 $ 1,000    $   998
JP Morgan & Co.
           4.98%, 09/23/99                  10,000      9,886
                                                      -------
                                                       10,884
                                                      -------
TRADE RECEIVABLES -- 5.9% (a) (e)
Apreco, Inc.
           4.90%, 08/09/99                   4,000      3,979
Asset Securitization Cooperative Corp.
           5.19%, 07/21/99                  12,000     11,965
Clipper Receivables Corp.
           5.02%, 09/13/99                   4,000      3,959
Wood Street Funding Corp.
           4.90%, 08/04/99                   6,000      5,973
                                                      -------
                                                       25,876
                                                      -------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS
(Cost $331,672)                                       331,672
                                                      -------

CERTIFICATES OF DEPOSIT -- 18.8%

BANKING - CANADA -- 6.7%
Canadian Imperial Bank of Commerce
           5.05%, 02/07/00                   5,000      4,999
           5.45%, 06/01/00                   6,000      5,997
Royal Bank of Canada
           5.71%, 07/12/99                  10,000     10,000
Toronto-Dominion Bank
           4.94%, 07/08/99                   8,000      8,001
                                                      -------
                                                       28,997
                                                      -------
BANKING - DOMESTIC -- 4.6%
Bankers Trust Co.
           4.94%, 07/02/99                  10,000     10,000
Chase Manhattan Bank (USA), N.A
           4.90%, 08/03/99                  10,000     10,000
                                                      -------
                                                       20,000
                                                      -------
BANKING - SWITZERLAND -- 3.4%
UBS AG
           5.70%, 07/09/99                   6,000      6,000
           5.11%, 01/13/00                   1,000      1,000
           5.10%, 04/12/00                   5,000      4,999
           5.17%, 05/10/00                   3,000      2,999
                                                      -------
                                                       14,998
                                                      -------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                              Par       Value
                                            ------    ---------
CERTIFICATES OF DEPOSIT -- (CONTINUED)

BANKING - UNITED KINGDOM -- 4.1%
Barclays Bank PLC
           5.35%, 05/22/00                  $5,000    $ 5,000
           5.66%, 06/14/00                   6,000      5,997
National Westminster Bank PLC
           5.06%, 01/10/00                   7,000      6,997
                                                      -------
                                                       17,994
                                                      -------
TOTAL CERTIFICATES OF DEPOSIT (Cost $81,989)           81,989
                                                      -------
VARIABLE RATE OBLIGATIONS -- 5.2% (b)
BANKING - DOMESTIC -- 2.5% (d)
Asset Partners, Inc. Project RB Series 1997
           5.19%, 07/07/99                   2,685      2,685
BMC Special Care Facilities Financing
   Authority of the City of Montgomery,
   Alabama Taxable RB (Montgomery Baptist
   Outreach Services Corp. Project) 1997B
           5.11%, 07/07/99                   2,200      2,200
City of Aurora, Kane, Dupage, Will &
   Kendall Counties, Illinois Taxable IDRB
   (North American Plastics Corp. Project)
   Series 1996B
           5.14%, 07/07/99                     775        775
Illinois Development Finance Authority
   Taxable Adjustable Rate IDRB (Maples &
   Sprowl Steel, Ltd. Project) Series
   1996B (a)
           5.14%, 07/07/99                     383        383
MoviePlex Realty Leasing, L.L.C. Adjustable
   Rate Tender Securities (Carmike Cinemas,
   Inc.) Series 1997B3
           5.08%, 07/07/99                   2,675      2,675
New York City IDA Taxable Industrial
   Revenue Refunding Bonds (1997 Allway
   Tools, Inc. Project)
           5.44%, 07/07/99                     195        195
Upper Illinois River Valley Development
   Authority Taxable Solid Waste Disposal RB
   (Exolon - ESK Co. Project) Series 1996B
           5.19%, 07/07/99                   2,000      2,000
                                                     --------
                                                       10,913
                                                     --------
SECURITIES BROKERAGE - DEALER -- 2.7% (a) (c)
Lehman Commercial Paper, Inc.
           5.17%, 07/01/99                   1,400      1,400
           5.18%, 07/01/99                   2,400      2,400
           5.27%, 07/20/99                   8,000      8,000
                                                     --------
                                                       11,800
                                                     --------
TOTAL VARIABLE RATE OBLIGATIONS (Cost $22,713          22,713
                                                     --------
TOTAL INVESTMENTS-- 100.1% (Cost $436,374)            436,374
                                                     --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
           Other assets                                 4,710
           Liabilities                                 (5,181)
                                                     --------
                                                         (471)
                                                     --------
TOTAL NET ASSETS-- 100.0%                            $435,903
                                                     ========

See accompanying Notes to Schedule of Investments and Notes to Financial Statements

SCHWAB  RETIREMENT  MONEY  FUND(REGISTRATION  MARK)
SCHEDULE OF INVESTMENTS  (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                                  Par       Value
                                                 -------   -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 72.7%

AUTOMOTIVE -- 2.0%
Daimler Chrysler N.A. Holdings
           4.91%, 07/30/99                       $ 5,000   $ 4,981

BANKING - BELGIUM -- 6.1% (a)
BBL North America
           4.88%, 07/21/99                         4,000     3,989
Generale Funding, L.L.C
           4.93%, 08/11/99                         9,000     8,951
           5.21%, 12/10/99                         2,000     1,954
                                                           -------
                                                            14,894
                                                           -------
BANKING - DOMESTIC 2.8% (a) (d)
Enterprise Funding Corp.
           5.15%, 09/24/99                         2,000     1,976
Kitty Hawk Funding Corp.
           4.98%, 08/16/99                         5,000     4,969
                                                           -------
                                                             6,945
                                                           -------
BANKING - FRANCE -- 2.0%
Societe Generale North America
           4.93%, 07/08/99                         5,000     4,995
                                                           -------
BANKING - GERMANY -- 4.1% (a) (d)
Bavaria TRR Corp.
          4.90%, 07/19/99                         10,000     9,976
                                                           -------
BANKING - NETHERLANDS -- 3.7% (d)
Atlantis One Funding Corp.
          4.91%, 08/13/99                          7,000     6,960
          4.97%, 08/24/99                          2,000     1,985
                                                           -------
                                                             8,945
                                                           -------
BANKING - NORWAY -- 2.0% (a)
Christiania Capital Corp.
           4.90%, 08/10/99                         5,000     4,973
                                                           -------
BANKING - SWEDEN -- 4.7%
AB Spintab
           5.05%, 09/10/99                         3,000     2,971
Nordbanken of North America, Inc.
           4.92%, 07/12/99                         5,000     4,993
           4.95%, 08/10/99                         2,500     2,486
Swedbank, Inc.
           4.90%, 07/06/99                         1,000       999
                                                           -------
                                                            11,449
                                                           -------
BANKING - UNITED KINGDOM -- 5.6%
Abbey National Treasury Services PLC
           5.20%, 05/04/00                         3,000     2,998
Repeat Offering Securitization
  Entity, Inc. (a) (d)
           4.90%, 07/22/99                         4,000     3,989

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)
                                                   Par      Value
                                                 -------   -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (CONTINUED)

BANKING - UNITED KINGDOM -- (CONTINUED)
Yorkshire Building Society
           5.10%, 07/19/99                       $ 6,829   $ 6,812
                                                           -------
                                                            13,799
                                                           -------
CREDIT CARD RECEIVABLES -- 2.0% (a) (e)
Dakota Certificates Program SCCMT-1
           4.91%, 07/07/99                         5,000     4,996
                                                           -------
DIVERSIFIED FINANCIAL ASSETS -- 14.1% (a) (e)
Ace Overseas Corp.
           4.89%, 08/02/99                         3,000     2,987
CC (USA), Inc.
           4.90%, 08/02/99                         3,000     2,987
           5.30%, 09/28/99                         1,000       987
Concord Minutemen Capital Co., L.L.C. Series A
           5.10%, 08/20/99                         6,000     5,958
International Securitization Corp.
           5.17%, 09/17/99                        10,000     9,890
Lexington Parker Capital Corp.
           4.98%, 08/20/99                         3,000     2,980
           5.13%, 09/02/99                         3,868     3,834
Moriarty L.L.C
           5.18%, 09/22/99                         1,000       988
 Sigma Finance, Inc.
           5.00%, 07/15/99                         4,000     3,992
                                                           -------
                                                            34,603
                                                           -------
ELECTRICAL & ELECTRONICS -- 4.5%
General Electric Co.
           5.63%, 07/01/99                        11,000    11,000
                                                           -------
FINANCE - COMMERCIAL -- 5.6%
General Electric Capital Corp.
           5.63%, 07/01/99                         2,776     2,776
           4.91%, 07/29/99                         5,000     4,981
Heller Financial, Inc.
           5.00%, 07/30/99                         6,000     5,976
                                                           -------
                                                            13,733
                                                           -------
FINANCE - CONSUMER -- 4.4%
Associates First Capital Corp.
           5.04%, 09/15/99                        11,000    10,885
                                                           -------
TRADE RECEIVABLES -- 9.1%(a) (e)
Barton Capital Corp.
           5.03%, 09/02/99                         5,000     4,957
           5.11%, 10/05/99                         3,473     3,427
Clipper Receivables Corp.
           5.02%, 09/13/99                         3,000     2,969

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                                   Par       Value
                                                 --------  --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (CONTINUED)

TRADE RECEIVABLES -- (CONTINUED)
Edison Asset Securitization Corp., L.L.C
           4.90%, 07/19/99                       $  5,000  $  4,988
Windmill Funding Corp.
           5.55%, 07/01/99                          6,000     6,000
                                                           --------
                                                             22,341
                                                           --------
TOTAL COMMERCIAL PAPER AND
OTHER CORPORATE OBLIGATIONS
  (Cost $178,515)                                           178,515
                                                           --------
CERTIFICATES OF DEPOSIT -- 18.2%
BANKING - CANADA -- 5.1%
Canadian Imperial Bank of Commerce
           5.35%, 03/03/00                          4,000     3,998
           5.45%, 06/01/00                          4,000     3,998
Toronto-Dominion Bank
           4.94%, 07/08/99                          4,600     4,601
                                                           --------
                                                             12,597
                                                           --------
BANKING - DOMESTIC -- 2.5%
Chase Manhattan Bank (U.S.A.) N.A
           4.90%, 08/03/99                          6,000     6,000
                                                           --------
BANKING - FINLAND -- 1.6%
Merita Bank Ltd.
           5.03%, 09/14/99                          4,000     4,000
                                                           --------
BANKING - SWITZERLAND -- 3.7%
UBS AG
           5.70%, 07/09/99                          4,000     4,000
           5.10%, 04/12/00                          3,000     3,000
           5.26%, 05/10/00                          2,000     1,999
                                                           --------
                                                              8,999
                                                           --------
BANKING - UNITED KINGDOM -- 5.3%
Barclays Bank PLC
           5.35%, 05/22/00                          5,000     5,000
           5.66%, 06/14/00                          5,000     4,997
National Westminster Bank PLC
           5.06%, 01/10/00                          3,000     2,999
                                                           --------
                                                             12,996
                                                           --------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $44,592)                                             44,592
                                                           --------
VARIABLE RATE OBLIGATIONS -- 8.6% (b)
BANKING - DOMESTIC -- 5.2% (d)
California Pollution Control Financing
  Authority Solid Waste Disposable RB
  (Burr Properties Project) Series 1998
           5.43%, 07/07/99                          2,200     2,200

SCHWAB  RETIREMENT  MONEY  FUND(REGISTRATION  MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 1999 (UNAUDITED)

                                                    Par       Value
                                                 ---------  ---------
VARIABLE RATE OBLIGATIONS -- (CONTINUED)

BANKING - DOMESTIC -- (CONTINUED)
Eagle County, Colorado Taxable Housing
  Facilities RB (BC Housing, L.L.C
  Project) Series 1997B
           5.09%, 07/07/99                       $   1,500 $   1,500
MoviePlex Realty Leasing, L.L.C. Adjustable
  Rate Tender Securities
  (Carmike Cinemas, Inc.) Series 1997B2
           5.08%, 07/07/99                           2,675     2,675
Trap Rock Industries, Inc. VRD RB
  Series 1997 (a)
           5.30%, 07/07/99                           2,350     2,350
Upper Illinois River Valley Development
  Authority Solid Waste Disposal RB
  (Exolon - ESK Co. Project) Series 1996B
           5.19%, 07/07/99                           2,595     2,595
Village of Sturtevant, Wisconsin IDRB
  (Andis Co. Project) Series 1996B
           5.14%, 07/07/99                           1,500     1,500
                                                           ---------
                                                              12,820
                                                           ---------
BANKING - UNITED KINGDOM  -- 0.7% (d)
City of Gary, Indiana Taxable Adjustable
  Rate Economic Development
  Revenue Refunding Bonds (The Miller
  Partnership, L.P. Project) Series 1996B
           5.14%, 07/07/99                           1,680     1,680
                                                           ---------
SECURITIES BROKER-DEALER -- 2.7% (a) (c)
Lehman Commercial Paper, Inc.
           5.17%, 07/01/99                             280       280
           5.18%, 07/01/99                             280       280
           5.27%, 07/20/99                           6,000     6,000
                                                           ---------
                                                               6,560
                                                           ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (COST $21,060)                                              21,060
                                                           ---------
TOTAL INVESTMENTS -- 99.5%
  (COST $244,167)                                            244,167
                                                           ---------
OTHER ASSETS AND LIABILITIES -- 0.5%
           Other assets                                        3,481
           Liabilities                                        (2,224)
                                                           ---------
                                                               1,257
                                                           ---------
TOTAL NET ASSETS-- 100.0%                                  $ 245,424
                                                           =========




See accompanying Notes to Schedule of Investments and Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK). Any resale by the fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1999, the aggregate value of private placement securities held by the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) was $213,885 and $111,627 which represented 49.07% and 45.48% of net assets. Of this total, $202,085 and $105,067 or 46.36% and 42.81%
of net assets of Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK), respectively, were determined by the investment adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers typically would bear the expense of all registrations at no cost to the fund. At June 30, 1999, the aggregate value of the restricted securities held by the Schwab Institutional Advantage Money Fund(REGISTRATION
MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) was $11,800 and $6,560, which represented 2.71% and 2.67% of the net assets of each fund. All of these restricted investments were determined by the investment adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(d) Security has one or more third party credit enhancements.

(e) Asset-backed securities -- backed by underlying assets and categorized by industry.

Abbreviations

IDA      Industrial Development Authority

IDRB     Industrial Development Revenue Bond

RB       Revenue Bond

VRD      Variable Rate Demand

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
June 30, 1999 (unaudited)

                                                                          Schwab
                                                                       Institutional                     Schwab
                                                                         Advantage                    Retirement
                                                               Money Fund(REGISTRATION MARK) Money Fund(REGISTRATION MARK)
                                                               ----------------------------  -----------------------------
ASSETS
Investments, at value (Cost: $436,374 and $244,167,
   respectively)                                                          $436,374                      $244,167
Receivables:
   Fund shares sold                                                          2,512                         2,540
   Interest                                                                  2,184                           912
Prepaid expenses                                                                14                            29
                                                                          --------                      --------
     Total assets                                                          441,084                       247,648
                                                                          --------                      --------

LIABILITIES
Payables:
   Dividends                                                                   835                           433
   Fund shares redeemed                                                      4,184                         1,730
   Investment advisory and administration fees                                  18                            18
   Transfer agency and shareholder service fees                                 21                            12
Other liabilities                                                              123                            31
                                                                          --------                      --------
     Total liabilities                                                       5,181                         2,224
                                                                          --------                      --------
Net assets applicable to outstanding shares                               $435,903                      $245,424
                                                                          ========                      ========

NET ASSETS CONSIST OF:
Paid-in capital                                                           $435,906                      $245,425
Accumulated net realized loss on investments sold                               (3)                           (1)
                                                                          --------                      --------
                                                                          $435,903                      $245,424
                                                                          ========                      ========


PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                           435,964                       245,482
Net asset value, offering and redemption price per share                     $1.00                         $1.00

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 1999 (unaudited)


                                                                          Schwab
                                                                       Institutional                     Schwab
                                                                         Advantage                    Retirement
                                                               Money Fund(REGISTRATION MARK) Money Fund(REGISTRATION MARK)
                                                               ----------------------------  -----------------------------
Interest income                                                            $10,590                        $5,730
                                                                           -------                        ------
Expenses:
   Investment advisory and administration fees                                 901                           487
   Transfer agency and shareholder service fees                                522                           281
   Custodian and portfolio accounting fees                                      82                            56
   Registration fees                                                            48                            12
   Professional fees                                                             9                             7
   Shareholder reports                                                           4                             6
   Trustees' fees                                                                6                             6
   Insurance and other expenses                                                  6                             5
                                                                           -------                        ------
                                                                             1,578                           860
                                                                           -------                        ------
Less: expenses reduced (see Note 4)                                           (534)                          (45)
                                                                           -------                        ------
     Total expenses incurred by fund                                         1,044                           815
                                                                           -------                        ------
Net investment income                                                        9,546                         4,915
                                                                           -------                        ------
Increase in net assets resulting from operations                           $ 9,546                        $4,915
                                                                           =======                        ======

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                      Schwab
                                                                  Institutional                      Schwab
                                                                    Advantage                      Retirement
                                                          Money Fund(REGISTRATION MARK)   Money Fund(REGISTRATION MARK)
                                                          -----------------------------   -----------------------------

                                                          Six months                       Six months
                                                             ended         Year ended         ended        Year ended
                                                         June 30, 1999    December 31,    June 30, 1999   December 31,
                                                          (unaudited)         1998         (unaudited)        1998
                                                         -------------    ------------    -------------   ------------
Operations:
   Net investment income                                     $  9,546       $  16,792         $  4,915        $  9,127
                                                            ---------       ---------        ---------       ---------
   Increase in net assets resulting
     from operations                                            9,546          16,792            4,915           9,127
                                                            ---------       ---------        ---------       ---------
Dividends to shareholders from
   net investment income (see Note 2)                          (9,546)        (16,838)         ( 4,915)         (9,172)
                                                            ---------       ---------        ---------       ---------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                  660,907         707,322          144,397         295,869
   Net asset value of shares issued in
     reinvestment of dividends                                 10,886          15,535            5,692           8,885
   Less payments for shares redeemed                         (604,943)       (629,095)        (129,260)       (235,017)
                                                            ---------       ---------        ---------       ---------
   Increase in net assets from
     capital share transactions                                66,850          93,762           20,829          69,737
                                                            ---------       ---------        ---------       ---------

     Total increase in net assets                              66,850          93,716           20,829          69,692


Net Assets:
   Beginning of period                                        369,053         275,337          224,595         154,903
                                                            ---------       ---------        ---------       ---------
   End of period                                            $ 435,903       $ 369,053        $ 245,424       $ 224,595
                                                            =========       =========        =========       =========

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            1999 1      1998        1997       1996       1995       1994 2
                                                          --------    --------    --------    -------    -------     ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                    $   1.00    $   1.00    $   1.00   $   1.00    $  1.00    $  1.00
                                                          --------    --------    --------   --------    -------    -------
From investment operations:
   Net investment income                                      0.02        0.05        0.05       0.05       0.06       0.04
                                                          --------    --------    --------   --------    -------    -------
   Total from investment operations                           0.02        0.05        0.05       0.05       0.06       0.04
Less distributions:
   Dividends from net investment income                      (0.02)      (0.05)      (0.05)     (0.05)     (0.06)     (0.04)
                                                          --------    --------    --------   --------    -------    -------
   Total distributions                                       (0.02)      (0.05)      (0.05)     (0.05)     (0.06)     (0.04)
                                                          --------    --------    --------   --------    -------    -------
NET ASSET VALUE AT END OF PERIOD                          $   1.00    $   1.00    $   1.00   $   1.00    $  1.00    $  1.00
                                                          ========    ========    ========   ========    =======    =======
Total return (%)                                              2.29**      5.26        5.31       5.15       5.65       3.86**
RATIOS/SUPPLEMENTAL DATA (%)
----------------------------
Ratio of net operating expenses to average net assets         0.50*       0.50        0.50       0.50       0.53       0.55*
Reductions reflected in above expense ratio                   0.26*       0.29        0.34       0.38       0.37       0.37*
Ratio of net investment income to
   average net assets                                         4.57*       5.12        5.20       5.03       5.50       4.04*
Net assets, end of period (000s)                          $435,903    $369,053    $275,337   $139,021    $80,746    $60,088

--------------
1   For the six months ended June 30, 1999 (unaudited).
2 For the period January 4, 1994 (commencement of operations) to December 31, 1994.
*   Annualized.
**  Not annualized.

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            1999 1      1998         1997          1996       1995         1994 2
                                                          --------     --------    --------      -------     -------       ------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period                    $   1.00     $   1.00    $   1.00     $   1.00     $  1.00      $  1.00
                                                          --------     --------    --------     --------     -------      -------
From investment operations:

   Net investment income                                      0.02         0.05        0.05         0.05        0.05         0.03
                                                          --------     --------    --------     --------     -------      -------
   Total from investment operations                           0.02         0.05        0.05         0.05        0.05         0.03
Less distributions:

   Dividends from net investment income                      (0.02)       (0.05)      (0.05)       (0.05)      (0.05)       (0.03)
                                                          --------     --------    --------     --------     -------      -------
   Total distributions                                       (0.02)       (0.05)      (0.05)       (0.05)      (0.05)       (0.03)
                                                          --------     --------    --------     --------     -------      -------
NET ASSET VALUE AT END OF PERIOD                          $   1.00     $   1.00    $   1.00     $   1.00     $  1.00      $  1.00
                                                          ========     ========    ========     ========     =======      =======
Total return (%)                                              2.19**       5.03        5.07         4.93        5.43         3.29**
Ratios/Supplemental Data (%)
------------------------------------------
Ratio of net operating expenses to average
   net assets                                                 0.72*        0.73        0.73         0.73        0.73         0.73*

Reductions reflected in above expense ratio                   0.04*        0.07        0.11         0.15        0.19         0.32*
Ratio of net investment income to
   average net assets                                         4.37*        4.88        4.96         4.83        5.28         4.04*
Net assets, end of period (000s)                          $245,424     $224,595    $154,903     $136,319     $98,992      $31,415

--------------
1   For the six months ended June 30, 1999 (unaudited).
2   For the period  March 2, 1994  (commencement  of  operations)  to December
    31,  1994.
*   Annualized.
**  Not annualized.

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

For the six months ended June 30, 1999  (unaudited)
(All dollar  amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUNDS

The Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) (the "funds") are a series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989, and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the funds, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania
Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The funds declare a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the funds are charged directly to the funds. Expenses common to all series of the Trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The funds are considered a separate entity for tax purposes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1998, the unused capital loss carryforward, for federal income tax purposes with expiration dates, were as follows:

                                                        Schwab
Expiring in:                                     Institutional Advantage                        Schwab
                                              MoneyFund(REGISTRATION MARK)        Retirement Money Fund(REGISTRATION MARK)
-----------------------------                 ----------------------------        ----------------------------------------
12/31/04                                                  $3                                       $1
                                                          --                                       --
Total capital loss carryforward                           $3                                       $1
                                                          --                                       --
                                                          --                                       --

3. Transactions with affiliates

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The Trust has an investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the funds pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to May 1, 1999 the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives a combined annual fee, payable monthly, of 0.25% of average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees of $12 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the Schwab Institutional Advantage MoneyFund(REGISTRATION MARK) and Schwab Retirement Money Fund(REGISTRATION MARK) total operating expenses will not exceed 0.50% and 0.73%, respectfully of the funds' average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the six months ended June 30, 1999, the total of such fees reduced by the investment adviser was $534 and $45 for the Schwab Institutional Advantage
MoneyFund(REGISTRATION  MARK)  and  Schwab  Retirement  Money  Fund(REGISTRATION
MARK), respectively.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                         SCHWABFUNDS(REGISTRATION MARK)
                                [GRAPHIC OMITTED]

 INVESTMENT ADVISER: Charles Schwab Investment Management, Inc., 101 Montgomery
                         Street, San Francisco, CA 94104
         DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street,
                            San Francisco, CA 94104

 This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1999 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE. (0099-0837)                                   MKT3860-1 (6/99)